BORROWINGS - Effective interest rates (Details)	Dec. 31, 2017	Dec. 31, 2016
Fixed rate
BORROWINGS
Effective interest rate	3.52%	4.13%
Variable rate
BORROWINGS
Effective interest rate	4.82%	3.63%